PROPERTY AND EQUIPMENT, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	$ 268,192	$ 165,634
Less: accumulated depreciation	(92,435)	(57,318)
Property and equipment, net	175,757	108,316
Depreciation expenses on property and equipment	34,118	25,792	$ 15,647
Computers and equipment
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	109,989	60,039
Less: accumulated depreciation	(29,852)	(17,295)
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	64,507	34,704
Less: accumulated depreciation	(23,828)	(13,738)
Office equipment
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	64,822	42,276
Less: accumulated depreciation	(35,860)	(24,282)
Office building
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	28,239	27,983
Less: accumulated depreciation	(2,291)	(1,403)
Vehicle
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	635	632
Less: accumulated depreciation	$ (604)	$ (600)